Additional Information-Financial Statement Schedule I - Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses	$ (42,088)	$ (44,167)	$ (40,452)
Interest income	1,312	1,901	6,318
Impairment loss on long-term investments			(4,487)
Loss from equity method investment	(59)	(468)	(640)
Other income	3,069	534	549
Provision for income taxes - current	(10,638)	1,587	(18,035)
Provision for income taxes - deferred	4,265	(2,314)	(4,197)
Net income attributable to China Digital TV Holding Co., Ltd.	20,890	24,408	6,927
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(3,441)	2,904	536
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	17,459	27,265	7,275
CDTV Holding
Operating expenses	(2,554)	(2,388)	(2,822)
Interest income	4	15	10
Impairment loss on long-term investments			(4,487)
Loss from equity method investment			(578)
Equity in earnings of subsidiaries and VIE	23,528	26,985	14,191
Other income			820
Net income before provision for income taxes	20,978	24,612	7,134
Provision for income taxes - current	(88)	(204)	(276)
Provision for income taxes - deferred			69
Net income attributable to China Digital TV Holding Co., Ltd.	20,890	24,408	6,927
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(3,431)	2,857	348
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ 17,459	$ 27,265	$ 7,275